Consolidated Statements of Cash Flows (FY) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (3,296,194)	$ (100,209)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,738,190	0
Equity in earnings	(272,805)	0
Amortization of real estate note investment issuance cost	19,904	0
Amortization of debt issuance costs	62,248	0
Noncash interest expense on preferred stock	4,047	0
Changes in operating assets and liabilities:
Other assets	(5,153)	(61,279)
Related party payables	158,944	128,617
Accounts payable, accrued expenses and other liabilities	131,677	29,146
Net cash provided (used in) by operating activities	(459,142)	(3,725)
Cash flows from investing activities:
Acquisition of real estate	(31,171,298)	0
Capital improvements to real estate	(190,488)	0
Investment in unconsolidated real estate entity	(4,689,063)	0
Issuance of real estate note investment including issuance costs	(2,079,213)	0
Net cash used in investing activities	(38,130,062)	0
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	805,431	0
Proceeds from issuance of common stock	83,722,064	3,209,900
Distributions to common stockholders	(1,602,472)	0
Net cash provided by financing activities	82,925,023	3,209,900
Net (decrease) increase in cash and cash equivalents and restricted cash	44,335,819	3,206,175
Cash and cash equivalents and restricted cash, beginning of period	3,406,175	200,000
Cash and cash equivalents and restricted cash, end of period	47,741,994	3,406,175
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets:
Total cash and cash equivalents and restricted cash	47,741,994	200,000
Supplemental disclosure of cash flow information:
Cash paid for interest	726,949	0
Supplemental disclosure of non-cash investing and financing activities:
Credit facility entered into in conjunction with acquisition of real estate	35,995,000	0
Assumption of liabilities in connection with acquisition of real estate	452,639	0
Proceeds receivable for issuance of common stock	528,900	256,000
Issuance of common stock through dividend reinvestment program	$ 401,603	$ 0